Common Stock - Schedule Of Common Stock Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
ScheduleOfCommonStockSharesReservedForFutureIssuance [Line Items]
Common stock capital shares reserved for future issuance	27,582,505	14,578,328
Common stock authorized for future issuance
ScheduleOfCommonStockSharesReservedForFutureIssuance [Line Items]
Common stock capital shares reserved for future issuance	(493)	874,144
Stock options and RSUs, issued and outstanding
ScheduleOfCommonStockSharesReservedForFutureIssuance [Line Items]
Common stock capital shares reserved for future issuance	15,257,453	10,167,927
Common stock warrants
ScheduleOfCommonStockSharesReservedForFutureIssuance [Line Items]
Common stock capital shares reserved for future issuance	12,325,545	3,536,257